Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013
Intangible Assets by Major Class [Line Items]
Useful Life	3 years
Gross Carrying Amount	$ 297,392	$ 297,311
Accumulated Amortization	(81,950)	(64,116)
Total	215,442	233,195
Unamortizable intangible assets	313,134	314,736
Total amortizable and unamortizable, intangible assets	528,576	547,931
Trade name
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	293,400	293,400
Publishing contracts
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	19,734	21,336
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	271,938	271,938
Accumulated Amortization	(61,872)	(48,040)
Total	210,066	223,898
Customer relationships | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Customer relationships | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	25 years	25 years
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	10,710	10,710
Accumulated Amortization	(6,824)	(4,456)
Total	3,886	6,254
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Distribution contracts
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Gross Carrying Amount	8,325	8,325
Accumulated Amortization	(7,312)	(6,370)
Total	1,013	1,955
Other
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	6,419	6,338
Accumulated Amortization	(5,942)	(5,250)
Total	$ 477	$ 1,088
Other | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	3 years	3 years
Other | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years